Feb. 28, 2024
Amplify High Income ETF
Amplify High Income ETF

Supplement to the Fund’s Prospectus, Summary Prospectus and Statement of Additional Information, Each Dated February 28, 2024

July 19, 2024

Notwithstanding anything to the contrary in the Fund’s prospectus, summary prospectus or statement of additional information, the Fund’s index, the ISE High IncomeTM Index (the “Index”) will change its methodology effective after market close on July 19, 2024. The below contains a summary of the changes to the Index’s methodology:

	Old	New
Number of Constituents	The Index is designed to measure the returns and income of the top 45 U.S.-listed Closed-End Funds.	The Index is designed to measure the returns and income of the top 60 U.S.-listed Closed-End Funds.
Initial Universe

The initial universe of securities is selected from all closed-end funds whose shares are listed and trade on one of: the Nasdaq Stock Market®, the New York Stock Exchange, NYSE American, or the CBOE Exchange.

To be eligible for inclusion in the Index, a security must have a market capitalization of at least $500 million and have a six-month average daily traded value of at least $1 million.

The initial universe of securities that comprise the Index are selected from all closed-end funds whose shares are listed and trade on one of the following U.S. securities exchanges: the Nasdaq Stock Market®, the New York Stock Exchange, NYSE American, or the CBOE Exchange.
Underlying Fund Selection

Each eligible Index constituent is ranked and ordered according to the following factors: by fund yield with funds with larger fund yields ranked more highly; by share price premium/discount to NAV on the Index rebalancing date with funds with a premium or smaller discount ranked more highly than those with a larger discount; and by fund average daily value of shares traded over the six-month period prior to the Index rebalancing date.

A combined rank score for each eligible Index constituent is then calculated and constituents are ranked from lowest to highest. The top 45 ranked Underlying Funds are then included in the Index.

Eligible constituents are considered for inclusion based on its respective “Tier” classification and selection process, with funds qualifying as either a “Tier 1 Fund” or “Tier 2 Fund”. Up to the top 60 Tier 1 Funds are selected, however, if less than 60 Tier 1 Funds are selected, the remaining constituents of the Index are comprised of Tier 2 Funds.

●    Tier 1 Funds are those with: (i) net assets of at least $500 million; (ii) six-month average daily traded value of at least $1 million; (iii) fund yield greater than or equal to 1.2x the median fund yield of dividend-paying closed-end funds; (iv) trading price differential to NAV (i.e., a premium or discount to NAV) that is not in the top 25th percentile of the closed-end fund universe; and (v) expense ratio that is less than or equal to 6%.

●    Tier 2 Funds are those with: (i) net assets of at least $250 million; (ii) six-month average daily traded value of at least $800,000; (iii) fund yield greater than or equal to the median fund yield of dividend-paying closed-end funds; (iv) trading price differential to NAV (i.e., a premium or discount to NAV) that is not in the top 10th percentile of the closed-end fund universe; and (v) expense ratio that is less than or equal to 6%.

A combined rank score for each eligible Index constituent is then calculated based on the following criteria: fund yield (descending); fund trading premium/discount (ascending); and fund average daily traded value (descending). Each fund is then assigned an overall rank based on its combined rank score.

Weighting

The Index is a modified linear-weighted index. The top-ranked Index constituent will receive the greatest weighting and will be equal to the multiple of the smallest weighting.

The initial Index weights must meet the following restraints: (i) no constituent may exceed 3%; and (ii) no constituent weight may exceed 100% of the ratio between such security’s six-month average daily traded value and $10 million.

The Index weight adjustment is conducted that all securities with uncapped final weights share a common difference between their respective final weights and initial weights.

The Index is a modified fund yield-weighted index.

The initial Index weights must meet the following restraints: (i) the top 30 Underlying Funds as determined by ranking fund yield are each assigned a weight of 3%; and (ii) then all remaining Underlying Funds are given equal weights such that the combined weights add up to 100%.

Initial weights are then adjusted as part of the semi-annual rebalance and reconstitution to comply with the ongoing maximum weight constraints, including, but not limited to, that no constituent may exceed 3.5% and no constituent outside the top 30 may exceed 2%.

The Fund will file a revised prospectus and summary prospectus reflecting these changes on or about July 22, 2024. The above summary of the Index methodology is qualified in its entirety by the more detailed discussion that will appear in the revised prospectus and summary prospectus. Investors should read the revised prospectus and summary prospectus in its entirety.

Additionally, the disclosure in the section of the statement of additional information entitled “Investment Strategies—Fund Specific Investment Strategies—YYY—Additional YYY Index Information” is deleted in its entirety.

Please Retain This Supplement for Future Reference.